EQUIPMENT, NET	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
EQUIPMENT, NET

NOTE – 8 EQUIPMENT, NET

Equipment consisted of the following:

	As of March 31,
	2024	2025	2026
	HKD	HKD	HKD

Office equipment, at cost	$20,000	$20,000	$-
Leasehold improvement, at cost	141,800	141,800	-
Total	161,800	161,800	-
Less: accumulated depreciation	(25,908)	(96,809)	-

Equipment, net	$135,892	$64,991	$-

Depreciation expense for the years ended March 31, 2024, 2025 and 2026 were HKD5,908, HKD70,901 and HKD64,991, respectively.